UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	Vanguard Windsor Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1:	Schedule of Investments

Vanguard Windsor Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (97.0%)

Consumer Discretionary (12.3%)
* Comcast Corp. Special Class A	21,612,700	388,812
* Comcast Corp. Class A	19,075,100	346,404
Home Depot, Inc.	11,120,600	341,069
* Ford Motor Co.	34,408,900	228,475
*1 R.H. Donnelley Corp.	5,773,613	173,613
Virgin Media Inc.	8,172,400	136,643
* Viacom Inc. Class B	3,444,700	133,517
* Office Depot, Inc.	7,817,822	115,938
* Toll Brothers, Inc.	4,155,400	96,738
*+ Buck Holdings, LP, Private Placement Shares	89,488,365	89,488
General Motors Corp.	2,915,600	82,541
CBS Corp.	3,215,000	80,986
Time Warner, Inc.	3,785,000	59,576
BorgWarner, Inc.	937,600	47,452
Macy's Inc.	1,600,000	44,224
VF Corp.	519,236	40,173
Autoliv, Inc.	600,000	29,970
Black & Decker Corp.	394,177	28,594
WABCO Holdings Inc.	412,519	16,620
KB Home	425,000	11,687

		2,492,520

Consumer Staples (8.3%)
Japan Tobacco, Inc.	67,895	360,316
Unilever NV	7,422,590	242,051
Altria Group, Inc.	2,049,800	155,416
Bunge Ltd.	1,275,900	151,156
Wal-Mart Stores, Inc.	2,341,300	119,125
Safeway, Inc.	2,891,600	89,611
The Kroger Co.	3,291,350	83,765
SuperValu Inc.	2,285,000	68,687
* Marine Harvest	125,620,000	67,651
Sara Lee Corp.	4,450,000	62,567
Dean Foods Co.	2,150,400	60,211
The Procter & Gamble Co.	879,000	57,970
* Cosan Ltd.	3,592,100	51,726
Avon Products, Inc.	1,268,800	44,433
The Clorox Co.	600,000	36,792
Unilever NV ADR	680,000	22,114
Molson Coors Brewing Co. Class B	270,000	12,061

		1,685,652

Energy (9.8%)
ExxonMobil Corp.	5,269,008	455,242
Chevron Corp.	2,818,478	238,161
BP PLC ADR	3,576,900	228,027
ConocoPhillips Co.	2,458,798	197,491
* Newfield Exploration Co.	2,899,600	144,632
EnCana Corp.	1,922,038	127,258
Total SA ADR	1,556,300	113,268
Arch Coal, Inc.	2,055,200	90,429
Petroleo Brasileiro Series A ADR	859,200	80,172
Petro-Canada (New York Shares)	1,632,100	74,424
Marathon Oil Corp.	1,275,000	59,734
Petro-Canada	1,305,400	59,325
* Transocean, Inc.	447,701	54,888
Petroleo Brasileiro SA ADR	472,300	52,491
Royal Dutch Shell PLC ADR Class A	350,000	24,994

		2,000,536

Financials (18.3%)
Bank of America Corp.	17,107,998	758,740
UBS AG (New York Shares)	12,147,200	501,558
American International Group, Inc.	6,045,400	333,464
ACE Ltd.	4,839,800	282,354
JPMorgan Chase & Co.	4,903,100	233,142
* Invesco, Ltd.	6,185,454	168,368
Capital One Financial Corp.	2,492,800	136,630
MetLife, Inc.	1,773,100	104,560
Merrill Lynch & Co., Inc.	1,800,000	101,520
Morgan Stanley	2,025,000	100,096
Citigroup, Inc.	3,541,981	99,955
The Travelers Cos., Inc.	2,066,917	99,419
PartnerRe Ltd.	1,214,900	96,317
The Allstate Corp.	1,825,000	89,918
CIT Group Inc.	2,498,100	69,847
The Goldman Sachs Group, Inc.	335,000	67,258
SunTrust Banks, Inc.	830,000	57,229
Freddie Mac	1,650,000	50,144
Genworth Financial Inc.	1,910,000	46,489
The Hartford Financial Services Group Inc.	566,200	45,732
XL Capital Ltd. Class A	980,000	44,100
Fannie Mae	1,169,000	39,582
RenaissanceRe Holdings Ltd.	657,250	37,456
Wells Fargo & Co.	1,020,000	34,690
^ Countrywide Financial Corp.	4,616,300	32,129
Washington Mutual, Inc.	1,100,500	21,922
Fidelity National Financial, Inc. Class A	975,000	19,198
*^ Deutsche Bank AG	170,000	19,149
Wachovia Corp.	487,162	18,965
^ MBIA, Inc.	385,800	5,980
* Dime Bancorp Inc.-Litigation Tracking Warrants	7,319,300	1,044

		3,716,955

Health Care (13.8%)
Wyeth	15,283,800	608,295
Schering-Plough Corp.	22,405,400	438,474
Sanofi-Aventis	3,575,674	291,589
Pfizer Inc.	10,255,000	239,864
Astellas Pharma Inc.	5,336,800	231,495
Sanofi-Aventis ADR	4,659,200	190,515
Covidien Ltd.	3,772,975	168,388
* Amgen, Inc.	2,862,600	133,368
Bristol-Myers Squibb Co.	5,507,000	127,707
Aetna Inc.	2,304,500	122,738
Merck & Co., Inc.	1,747,300	80,865
McKesson Corp.	1,210,000	75,976
AmerisourceBergen Corp.	1,359,800	63,435
Johnson & Johnson	550,000	34,793

		2,807,502

Industrials (8.4%)
Deere & Co.	3,512,000	308,213
General Electric Co.	6,980,000	247,162
*1 Northwest Airlines Corp.	12,456,100	233,054
*1 Delta Air Lines Inc.	13,567,100	228,334
UAL Corp.	3,902,100	148,085
Goodrich Corp.	1,575,000	98,516
Northrop Grumman Corp.	1,160,000	92,058
Tyco International, Ltd.	2,002,575	78,821
* US Airways Group Inc.	4,384,200	60,546
SPX Corp.	564,012	56,740
Eaton Corp.	537,800	44,508
Ingersoll-Rand Co.	1,033,100	40,828
Caterpillar, Inc.	475,000	33,791
Parker Hannifin Corp.	322,500	21,804
* Terex Corp.	210,000	12,340

		1,704,800

Information Technology (15.5%)	`
* Cisco Systems, Inc.	22,599,500	553,688
Microsoft Corp.	16,551,800	539,589
QUALCOMM Inc.	7,899,000	335,076
* Flextronics International Ltd.	25,820,864	302,104
*1 Arrow Electronics, Inc.	8,642,867	295,759
Applied Materials, Inc.	14,397,300	258,000
Corning, Inc.	8,137,500	195,870
Seagate Technology	8,623,081	174,790
LM Ericsson Telephone Co. ADR Class B	6,555,300	148,936
* Symantec Corp.	7,264,200	130,247
* Nortel Networks Corp.	5,982,000	74,596
Nokia Corp. ADR	1,550,000	57,272
International Business Machines Corp.	312,700	33,565
Accenture Ltd.	700,000	24,234
Tyco Electronics Ltd.	425,000	14,369
* Sanmina-SCI Corp.	8,423,608	13,225

		3,151,320

Materials (5.2%)
E.I. du Pont de Nemours & Co.	3,976,500	179,658
Rexam PLC	20,209,509	169,431
* Owens-Illinois, Inc.	3,065,800	154,516
Dow Chemical Co.	2,597,500	100,419
* Smurfit-Stone Container Corp.	10,526,863	99,900
Arcelor Mittal Class A New York Registered Shares	1,400,000	92,946
Rohm & Haas Co.	1,467,000	78,264
Alcoa Inc.	2,274,900	75,299
Celanese Corp. Series A	1,638,550	60,921
Chemtura Corp.	7,554,800	50,617

		1,061,971

Telecommunication Services (3.1%)
AT&T Inc.	9,800,817	377,233
Verizon Communications Inc.	3,170,442	123,140
Vodafone Group PLC ADR	2,358,875	82,089
Sprint Nextel Corp.	4,714,750	49,646

		632,108

Utilities (1.1%)
Entergy Corp.	884,600	95,696
Constellation Energy Group, Inc.	831,425	78,121
American Electric Power Co., Inc.	1,055,300	45,199

		219,016

Other (0.4%)

2 Miscellaneous		80,460

Exchange-Traded Funds (0.8%)
3 Vanguard Value ETF	1,689,100	105,062
3 Vanguard Total Stock Market ETF	446,000	60,237

		165,299

Total Common Stocks
(Cost $18,453,209)		19,718,139

Temporary Cash Investments (3.3%)

Money Market Fund (2.1%)
4 Vanguard Market Liquidity Fund, 4.060%	429,276,933	429,277
	Face
	Amount
	($000)

Repurchase Agreement (1.1%)
Credit Suisse First Boston LLC
2.970%, 2/1/08
(Dated 1/31/08, Repurchase Value $211,417,000 collateralized
by Federal National Mortgage Assn. 4.000%-8.000%, 6/1/12-2/1/38)	211,400	211,400
U.S Agency Obligation (0.1%)
5 Federal Home Loan Bank
6 4.563%, 2/8/08	30,000	29,985

Total Temporary Cash Investments
(Cost $670,651)		670,662

Total Investments (100.3%)
(Cost $19,123,860)		20,388,801

Other Assets and Liabilities-Net (-0.3%)		(68,503)

Net Assets (100%)		20,320,298

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
† Restricted security represents 0.4% of net assets.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as
“miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
6 Securities with a value of $29,985,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2008, the cost of investment securities for tax purposes was $19,123,860,000. Net unrealized appreciation of investment securities for tax purposes was $1,264,941,000, consisting of unrealized gains of $3,331,916,000 on securities that had risen in value since their purchase and $2,066,975,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.4% and 1.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	3,715	256,261	(9,006)
S&P MidCap 400 Index	42	16,934	(1,027)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2007 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	January 31, 2008 Market Value ($000)

Arrow Electronics, Inc.	351,639	-	5,748	-	295,759
Circuit City Stores, Inc.	70,456	-	54,661	-	-
Delta Air Lines Inc.	n/a 1	218,873	1,021	-	228,334
Northwest Airlines Corp.	231,061	-	-	-	233,054
R.H. Donnelley Corp.	322,656	-	4,027	-	173,613

	975,812			-	930,760

1 At October 31, 2007, the issuer was not an affiliated company of the fund.

Vanguard Windsor II Fund
Schedule of Investments
January 31, (2008)

	Shares	Market Value ($000)

Common Stocks (96.8%)

Consumer Discretionary (8.1%)
Carnival Corp.	17,499,100	778,535
(1)Sherwin-Williams Co.	8,582,100	490,982
(1)Wyndham Worldwide Corp.	18,238,474	429,698
(1)Service Corp. International	25,080,100	301,714
* Comcast Corp. Special Class A	12,530,940	225,432
Time Warner, Inc.	12,399,099	195,162
Home Depot, Inc.	4,494,329	137,841
J.C. Penney Co., Inc. (Holding Co.)	2,784,800	132,027
Centex Corp.	4,043,700	112,334
Liz Claiborne, Inc.	4,884,483	106,921
News Corp., Class A	4,497,300	84,999
* R.H. Donnelley Corp.	2,794,900	84,043
Foot Locker, Inc.	5,850,900	80,099
Brinker International, Inc.	4,133,000	76,915
The Gap, Inc.	3,631,700	69,438
Idearc Inc.	4,120,507	66,999
Lowe's Cos., Inc.	2,359,900	62,396
D. R. Horton, Inc.	3,617,000	62,393
Pulte Homes, Inc.	3,179,100	51,946
* Interpublic Group of Cos., Inc.	5,576,600	49,799
McDonald's Corp.	631,806	33,833
CBS Corp.	1,324,383	33,361
Whirlpool Corp.	301,700	25,678
Limited Brands, Inc.	1,286,900	24,567
*^ Mohawk Industries, Inc.	247,100	19,748
Autoliv, Inc.	254,232	12,699
Black & Decker Corp.	167,600	12,158
Royal Caribbean Cruises, Ltd.	251,300	10,122
Eastman Kodak Co.	503,700	10,039
Jones Apparel Group, Inc.	399,900	6,718
Fortune Brands, Inc.	53,900	3,769
Washington Post Co. Class B	4,612	3,431
* Expedia, Inc.	119,200	2,744
RadioShack Corp.	63,700	1,105
Boyd Gaming Corp.	15,600	417
Regal Entertainment Group Class A	5,300	98
* Liberty Media Corp.-Capital Series A	500	54

		3,800,214

Consumer Staples (12.0%)
Altria Group, Inc.	18,648,399	1,413,922
Imperial Tobacco Group ADR	13,840,000	1,344,971
Kraft Foods Inc.	30,699,332	898,262
Diageo PLC ADR	7,768,500	626,996
Wal-Mart Stores, Inc.	5,186,200	263,874
CVS/Caremark Corp.	5,164,700	201,785
Kimberly-Clark Corp.	2,560,177	168,076
The Procter & Gamble Co.	2,172,300	143,263
Reynolds American Inc.	2,206,600	139,744
Coca-Cola Enterprises, Inc.	4,948,600	114,164
* Smithfield Foods, Inc.	3,108,900	86,583
The Coca-Cola Co.	1,078,799	63,833
H.J. Heinz Co.	703,500	29,941
ConAgra Foods, Inc.	1,277,400	27,502
The Kroger Co.	1,014,700	25,824
Safeway, Inc.	822,300	25,483
Molson Coors Brewing Co. Class B	521,200	23,282
Carolina Group	270,800	22,241
Anheuser-Busch Cos., Inc.	353,600	16,449
The Clorox Co.	90,600	5,556
PepsiAmericas, Inc.	73,000	1,799

		5,643,550

Energy (10.2%)
Occidental Petroleum Corp.	19,806,000	1,344,233
ConocoPhillips Co.	15,236,157	1,223,768
(1)Spectra Energy Corp.	32,337,100	738,579
ExxonMobil Corp.	4,727,794	408,481
Chevron Corp.	3,786,429	319,953
Massey Energy Co.	3,554,100	132,141
Arch Coal, Inc.	1,803,500	79,354
Devon Energy Corp.	930,552	79,078
BJ Services Co.	3,592,900	78,145
Hess Corp.	839,200	76,225
Royal Dutch Shell PLC ADR Class B	756,800	52,333
El Paso Corp.	3,113,620	51,312
Valero Energy Corp.	670,300	39,675
Marathon Oil Corp.	740,000	34,669
Apache Corp.	352,970	33,687
Baker Hughes, Inc.	465,000	30,192
Noble Energy, Inc.	410,000	29,758
Murphy Oil Corp.	331,800	24,401
Sunoco, Inc.	342,300	21,291
Anadarko Petroleum Corp.	306,900	17,981

		4,815,256

Financials (23.0%)
JPMorgan Chase & Co.	26,199,003	1,245,763
Bank of America Corp.	28,015,111	1,242,470
Citigroup, Inc.	38,045,141	1,073,634
Washington Mutual, Inc.	43,303,795	862,612
Manulife Financial Corp.	22,379,430	841,019
Wells Fargo & Co.	21,017,323	714,799
(1)Bear Stearns Co., Inc.	7,867,700	710,453
(1)XL Capital Ltd. Class A	13,711,800	617,031
SLM Corp.	21,128,300	459,541
The Allstate Corp.	5,509,701	271,463
American International Group, Inc.	4,894,450	269,978
Bank of New York Mellon Corp.	5,584,771	260,418
Merrill Lynch & Co., Inc.	4,328,600	244,133
Capital One Financial Corp.	3,156,100	172,986
Wachovia Corp.	3,875,040	150,855
Public Storage, Inc. REIT	1,568,800	122,759
Freddie Mac	3,283,700	99,792
CBL & Associates Properties, Inc. REIT	3,012,100	80,062
American Express Co.	1,568,910	77,379
PartnerRe Ltd.	930,800	73,794
Genworth Financial Inc.	2,977,200	72,465
Marsh & McLennan Cos., Inc.	2,530,945	69,854
The Travelers Cos., Inc.	1,376,200	66,195
MetLife, Inc.	1,120,200	66,058
U.S. Bancorp	1,678,822	56,996
Fannie Mae	1,661,700	56,265
Huntington Bancshares Inc.	3,679,000	49,483
Unum Group	1,754,100	39,678
Comerica, Inc.	875,794	38,202
The Chubb Corp.	718,404	37,206
The Goldman Sachs Group, Inc.	177,100	35,556
Morgan Stanley	708,685	35,030
ACE Ltd.	599,400	34,969
Fifth Third Bancorp	1,144,399	31,013
The Hartford Financial Services Group Inc.	355,049	28,677
Ameriprise Financial, Inc.	516,392	28,562
SunTrust Banks, Inc.	383,500	26,442
Marshall & Ilsley Corp.	931,400	25,986
Everest Re Group, Ltd.	248,400	25,260
National City Corp.	1,418,500	25,235
BB&T Corp.	656,540	23,819
RenaissanceRe Holdings Ltd.	391,900	22,334
KeyCorp	808,628	21,146
Northern Trust Corp.	284,800	20,893
^ Colonial BancGroup, Inc.	1,248,479	19,601
Lehman Brothers Holdings, Inc.	292,800	18,789
Prudential Financial, Inc.	217,000	18,308
* Conseco, Inc.	1,515,500	18,247
Axis Capital Holdings Ltd.	432,600	17,321
Raymond James Financial, Inc.	590,600	16,590
* Arch Capital Group Ltd.	230,343	16,230
PNC Financial Services Group	207,100	13,590
Loews Corp.	278,200	12,989
Ventas, Inc. REIT	269,300	11,903
Discover Financial Services	672,200	11,764
SL Green Realty Corp. REIT	126,704	11,759
The Macerich Co. REIT	167,400	11,445
Federal Realty Investment Trust REIT	146,200	10,790
General Growth Properties Inc. REIT	281,400	10,277
Hospitality Properties Trust REIT	280,000	9,506
HCP, Inc. REIT	310,700	9,448
Weingarten Realty Investors REIT	280,000	9,414
Associated Banc-Corp.	330,900	9,325
AMB Property Corp. REIT	170,100	8,607
Host Hotels & Resorts Inc. REIT	512,399	8,578
Regions Financial Corp.	335,400	8,466
Forest City Enterprise Class A	205,770	8,200
Plum Creek Timber Co. Inc. REIT	171,300	7,152
Safeco Corp.	119,188	6,361
Vornado Realty Trust REIT	54,300	4,909
New York Community Bancorp, Inc.	250,900	4,654
Boston Properties, Inc. REIT	43,623	4,010
iStar Financial Inc. REIT	131,400	3,506
TCF Financial Corp.	154,900	3,292
Simon Property Group, Inc. REIT	32,700	2,923
Equity Residential REIT	77,600	2,903
BOK Financial Corp.	20,300	1,106
Kimco Realty Corp. REIT	13,700	491
The First Marblehead Corp.	22,400	368
Avalonbay Communities, Inc. REIT	2,000	188
CapitalSource Inc. REIT	8,200	134

		10,861,409

Health Care (12.0%)
Pfizer Inc.	43,745,500	1,023,207
Bristol-Myers Squibb Co.	39,325,900	911,968
Wyeth	21,059,300	838,160
* WellPoint Inc.	9,214,800	720,597
Johnson & Johnson	8,772,220	554,931
Baxter International, Inc.	8,825,200	536,043
Quest Diagnostics, Inc.	6,746,800	332,752
* Boston Scientific Corp.	9,183,900	111,401
Abbott Laboratories	1,875,700	105,602
Eli Lilly & Co.	1,987,900	102,417
* Barr Pharmaceuticals Inc.	1,936,500	101,066
Covidien Ltd.	1,861,975	83,100
Merck & Co., Inc.	1,758,800	81,397
UnitedHealth Group Inc.	1,227,000	62,381
AstraZeneca Group PLC ADR	777,700	32,547
* Forest Laboratories, Inc.	604,000	24,021
AmerisourceBergen Corp.	477,100	22,257
CIGNA Corp.	448,900	22,068
Beckman Coulter, Inc.	42,400	2,820
* Invitrogen Corp.	1,300	111

		5,668,846

Industrials (9.3%)
Honeywell International Inc.	14,796,500	874,029
Illinois Tool Works, Inc.	16,025,700	807,695
General Electric Co.	18,828,700	666,724
ITT Industries, Inc.	8,563,000	508,899
(1)Cooper Industries, Inc. Class A	11,201,400	498,910
United Technologies Corp.	2,026,300	148,751
Pitney Bowes, Inc.	3,080,700	113,062
Dover Corp.	2,213,200	89,325
Textron, Inc.	1,558,400	87,348
Masco Corp.	3,409,000	78,168
Northrop Grumman Corp.	934,721	74,179
Tyco International, Ltd.	1,848,675	72,764
United Parcel Service, Inc.	806,180	58,980
The Boeing Co.	462,400	38,462
FedEx Corp.	340,000	31,783
Parker Hannifin Corp.	445,750	30,137
R.R. Donnelley & Sons Co.	744,550	25,977
Union Pacific Corp.	202,599	25,331
Ingersoll-Rand Co.	638,200	25,222
Pentair, Inc.	700,700	22,254
* US Airways Group Inc.	1,306,400	18,041
Embraer-Empresa Brasileira de Aeronautica SA ADR	380,400	16,509
PACCAR, Inc.	315,645	14,810
Emerson Electric Co.	235,900	11,993
Manpower Inc.	201,400	11,331
Norfolk Southern Corp.	116,000	6,309
Waste Management, Inc.	133,872	4,343
* Allied Waste Industries, Inc.	255,262	2,514

		4,363,850

Information Technology (7.2%)
International Business Machines Corp.	8,760,000	940,298
Hewlett-Packard Co.	12,865,472	562,864
Microsoft Corp.	12,744,600	415,474
Nokia Corp. ADR	5,011,900	185,190
Intel Corp.	7,600,600	161,133
* Cisco Systems, Inc.	6,047,200	148,156
* Oracle Corp.	7,137,260	146,671
* Flextronics International Ltd.	10,002,840	117,033
CA, Inc.	4,891,828	107,767
Electronic Data Systems Corp.	5,348,100	107,497
Tyco Electronics Ltd.	2,980,475	100,770
* Yahoo! Inc.	4,401,000	84,411
* Sun Microsystems, Inc.	4,699,250	82,237
* Dell Inc.	3,850,000	77,154
Motorola, Inc.	6,403,600	73,834
Alcatel-Lucent ADR	3,321,600	21,026
National Semiconductor Corp.	938,200	17,291
* Cadence Design Systems, Inc.	1,480,900	15,031
Seagate Technology	525,700	10,656
* Computer Sciences Corp.	173,600	7,347
* Western Digital Corp.	51,800	1,370
* Lexmark International, Inc.	17,900	648

		3,383,858

Materials (2.1%)
E.I. du Pont de Nemours & Co.	7,469,900	337,490
Dow Chemical Co.	3,384,300	130,837
Newmont Mining Corp. (Holding Co.)	2,048,000	111,288
Ball Corp.	1,933,231	88,716
Alcoa Inc.	2,513,800	83,207
Louisiana-Pacific Corp.	4,800,951	73,311
Cemex SAB de CV ADR	1,554,943	42,154
United States Steel Corp.	277,700	28,356
Eastman Chemical Co.	419,800	27,736
Lubrizol Corp.	428,300	22,533
Celanese Corp. Series A	595,700	22,148
PPG Industries, Inc.	142,000	9,385
Steel Dynamics, Inc.	83,000	4,328
* Domtar Corp.	527,800	4,259

		985,748

Telecommunication Services (5.2%)
AT&T Inc.	32,662,375	1,257,175
Verizon Communications Inc.	26,716,154	1,037,655
Sprint Nextel Corp.	11,714,800	123,357
Telephone & Data Systems, Inc.	364,900	19,245
Embarq Corp.	124,100	5,622
Telephone & Data Systems, Inc. - Special Common Shares	80,200	3,882

		2,446,936

Utilities (6.5%)
Exelon Corp.	9,860,525	751,273
Entergy Corp.	5,523,200	597,500
Dominion Resources, Inc.	13,225,340	568,690
Duke Energy Corp.	28,488,700	531,599
(1)CenterPoint Energy Inc.	18,711,100	299,565
FPL Group, Inc.	646,200	41,667
Edison International	637,600	33,257
American Electric Power Co., Inc.	776,300	33,249
Consolidated Edison Inc.	657,300	28,645
* Mirant Corp.	743,100	27,376
DTE Energy Co.	589,900	25,159
* Reliant Energy, Inc.	1,090,000	23,184
Pepco Holdings, Inc.	869,500	22,137
Northeast Utilities	779,500	21,608
Southern Co.	509,509	18,521
SCANA Corp.	399,400	14,894
Pinnacle West Capital Corp.	222,400	8,545
Sempra Energy	114,400	6,395
Public Service Enterprise Group, Inc.	44,300	4,253
FirstEnergy Corp.	13,000	926

		3,058,443

Exchange-Traded Funds (1.2%)
(2)Vanguard Total Stock Market ETF	3,098,900	418,537
(2)Vanguard Value ETF	2,511,200	156,197

		574,734

Total Common Stocks
(Cost $38,517,771)		45,602,844

Temporary Cash Investments (3.4%)

Money Market Fund (3.3%)
(3)Vanguard Market Liquidity Fund, 4.060%	1,570,891,671	1,570,892
	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)
(4)Federal Home Loan Bank
(5)4.563%, 2/8/08	38,700	38,680
(4)Federal Home Loan Mortgage Corp.
(5)3.607%, 4/7/08	22,000	21,896

		60,576

Total Temporary Cash Investments
(Cost $1,631,413)		1,631,468

Total Investments (100.2%)
(Cost $40,149,184)		47,234,312

Other Assets and Liabilities-Net (-0.2%)		(78,535)

Net Assets (100%)		47,155,777

*Non-income-producing security.^Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
5 Securities with a value of $60,576,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2008, the cost of investment securities for tax purposes was $40,149,184,000. Net unrealized appreciation of investment securities for tax purposes was $7,085,128,000, consisting of unrealized gains of $10,787,052,000 on securities that had risen in value since their purchase and $3,701,924,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.2% and 2.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	9,284	640,411	14,933
S&P 500 Index	108	37,249	(2,653)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

		Current Period Transactions
	October 31, 2007 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	January 31, 2008 Market Value ($000)

Bear Stearns Co., Inc.	949,509	-	49,037	2,518	710,453
CenterPoint Energy Inc.	313,598	-	-	3,181	299,565
Cooper Industries, Inc. Class A	589,786	2,547	5,093	2,364	498,910
Massey Energy Co.	136,424	-	25,820	215	n/a 2
Service Corp. International	377,379	-	13,773	1,003	301,714
Sherwin-Williams Co.	551,879	-	2,778	2,720	490,982
SLM Corp.	998,877	-	1,964	-	n/a 2
Spectra Energy Corp.	n/a 1	24,692	-	6,894	738,579
Wyndham Worldwide Corp.	550,371	34,557	2,235	671	429,698
XL Capital Ltd. Class A	940,084	63,866	17,709	5,279	617,031

	5,407,907			24,845	4,086,932

1 At October 31, 2007, the issuer was not an affiliated company of the fund. 2 At January 31, 2008, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 17, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.